J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Disciplined High Yield ETF

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated March 27, 2019

to the Summary Prospectus, Prospectus and

Statement of Additional Information

dated July 1, 2018, as supplemented

Portfolio Manager Retirement Effective February 29, 2020. William Morgan has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) effective February 29, 2020. Mr. Morgan will continue to serve on the portfolio management team of the Disciplined High Yield ETF until his retirement.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUS, PROSPECTUS AND THE STATEMENT

OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-DHY-PM-319